Label	Element	Value
Large Company Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
February 17, 2021
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Supplement to the Summary Prospectus and Prospectus,
each dated April 30, 2020, as supplemented
with respect to the Large Company Value Portfolio (the “Portfolio”)

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE LARGE COMPANY VALUE PORTFOLIO (THE “PORTFOLIO”) AND IN THE COMPANY’S PROSPECTUS, EACH AS SUPPLEMENTED.
The following supplements the information in the Summary Prospectus and Prospectus of the Large Company Value Portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•The Portfolio invests under normal circumstances, at least 80% of its net assets in the common stock of companies with larger market capitalizations-within the market capitalization range of the companies composing the Russell 1000® Value Index (as of December 31, 2020, this range was between approximately $584.59 million and $1.19 trillion). The market capitalization range and composition of the companies in the Russell 1000® Value Index are subject to change. Under normal circumstances, the remaining portion of the Portfolio will be invested in derivatives and fixed income securities. For purposes of the Portfolio’s 80% test, derivatives will be valued at market value rather than notional value.
The Portfolio invests up to 20% of its net assets in Russell 1000 Value Index derivatives, backed by a portfolio of fixed income securities. Fixed income securities may include bonds, debt securities, and other similar instruments. The Portfolio may invest in options, futures, options on futures, and swaps. The portion of the Portfolio invested in Russell 1000 Value Index derivatives in addition to or in place of companies within the Russell 1000 Value Index seeks to equal or exceed the daily performance of the Russell 1000 Value Index (the “Swaps Strategy”). The value of Russell 1000 Value Index derivatives should closely track the value of the Russell 1000 Value Index; however, the Russell 1000 Value Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Portfolio’s assets may be invested in fixed income securities. The fixed income securities are typically expected to have a duration that does not exceed one year.

Supplement Closing [Text Block]	ck0000890453_SupplementClosingTextBlock	If you have any questions regarding the Large Company Value Portfolio or any series of the Company, please call (866) 591-1568. Investors Should Retain this Supplement for Future Reference.
Large Company Value Portfolio | Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTLVX
Large Company Value Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WLCVX